Document and Entity Information	Nov. 11, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001393311
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	Public Storage
Entity Incorporation State Country Code	MD
Entity File Number	001-33519
Entity Tax Identification Number	93-2834996
Entity Address, Address Line One	2811 Internet Boulevard
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75304
City Area Code	(469)
Local Phone Number	649-9486
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, $0.10 par value
Trading Symbol	PSA
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.150 Cum Pref Share Series F 0.01 Par Value 4 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Trading Symbol	PSAPrF
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.050 Cum Pref Share Series G 0.01 Par Value 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Trading Symbol	PSAPrG
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 5.600 Cum Pref Share Series H 0.01 Par Value 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Trading Symbol	PSAPrH
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.875 Cum Pref Share Series I 0.01 Par Value 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Trading Symbol	PSAPrI
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.700 Cum Pref Share Series J 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Trading Symbol	PSAPrJ
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.750 Cum Pref Share Series K 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value
Trading Symbol	PSAPrK
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.625 Cum Pref Share Series L 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Trading Symbol	PSAPrL
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.125 Cum Pref Share Series M 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Trading Symbol	PSAPrM
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 3.875 Cum Pref Share Series N 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Trading Symbol	PSAPrN
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 3.900 Cum Pref Share Series O 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 3.900% Cum Pref Share, Series O, $0.01 par value
Trading Symbol	PSAPrO
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.000 Cum Pref Share Series P 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series P, $0.01 par value
Trading Symbol	PSAPrP
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 3.950 Cum Pref Share Series Q 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 3.950% Cum Pref Share, Series Q, $0.01 par value
Trading Symbol	PSAPrQ
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.000 Cum Pref Share Series R 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series R, $0.01 par value
Trading Symbol	PSAPrR
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000 Of A 4.100 Cum Pref Share Series S 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing 1/1,000 of a 4.100% Cum Pref Share, Series S, $0.01 par value
Trading Symbol	PSAPrS
Security Exchange Name	NYSE
Series T Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Cumulative Preferred Shares, Series T, $0.01 par value
Trading Symbol	PSAPrT
Security Exchange Name	NYSE
Series U Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Cumulative Preferred Shares, Series U, $0.01 par value
Trading Symbol	PSAPrU
Security Exchange Name	NYSE
Guarantee Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 0.875% Senior Notes due 2032 issued by Public Storage Operating Company
Trading Symbol	PSA/32
Security Exchange Name	NYSE
Guarantee Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 0.500% Senior Notes due 2030 issued by Public Storage Operating Company
Trading Symbol	PSA/30
Security Exchange Name	NYSE
Guarantee Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of 3.500% Senior Notes due 2034 issued by Public Storage Operating Company
Trading Symbol	PSA/34
Security Exchange Name	NYSE